ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012

Series 20	3,866,700	3,866,700	3,865,700	3,865,700
Series 21	1,892,700	1,892,700	1,890,700	1,890,700
Series 22	2,564,400	2,564,400	2,564,400	2,564,400
Series 23	3,336,727	3,336,727	3,336,727	3,336,727
Series 24	2,169,878	2,169,878	2,169,878	2,169,878
Series 25	3,026,109	3,026,109	3,025,609	3,025,609
Series 26	3,995,900	3,995,900	3,995,200	3,995,900
Series 27	2,460,700	2,460,700	2,460,700	2,460,700
Series 28	4,000,738	4,000,738	4,000,238	4,000,238
Series 29	3,991,800	3,991,800	3,991,800	3,991,800
Series 30	2,651,000	2,651,000	2,651,000	2,651,000
Series 31	4,417,857	4,417,857	4,417,857	4,417,857
Series 32	4,754,198	4,754,198	4,753,698	4,753,698
Series 33	2,636,533	2,636,533	2,635,533	2,636,533
Series 34	3,529,319	3,529,319	3,529,319	3,529,319
Series 35	3,300,463	3,300,463	3,300,463	3,300,463
Series 36	2,106,837	2,106,837	2,106,837	2,106,837
Series 37	2,512,500	2,512,500	2,512,500	2,512,500
Series 38	2,543,100	2,543,100	2,543,100	2,543,100
Series 39	2,292,152	2,292,152	2,292,152	2,292,152
Series 40	2,630,256	2,630,256	2,630,256	2,630,256
Series 41	2,891,626	2,891,626	2,891,626	2,891,626
Series 42	2,744,262	2,744,262	2,744,262	2,744,262
Series 43	3,637,987	3,637,987	3,637,987	3,637,987
Series 44	2,701,973	2,701,973	2,701,973	2,701,973
Series 45	4,014,367	4,014,367	4,014,367	4,014,367
Series 46	2,980,998	2,980,998	2,980,998	2,980,998

	83,651,080	83,651,080	83,644,880	83,646,580

Schedule Of Accumulated Amortization Of Acquisition Costs [Table Text Block]
Accumulated amortization as of March 31, 2013 and 2012, as well as the March 31, 2013 and 2012 impairments and the remaining lives are as follows:

	Accumulated Amortization	Accumulated Amortization	Acquisition Costs Impairment	Acquisition Costs Impairment	Remaining Life Acquistion Costs
	2013	2012	2013	2012	Years
Series 20	$-	$-	$-	$-	-
Series 21	-	-	-	-	-
Series 22	-	-	-	-	-
Series 23	-	-	-	-	-
Series 24	-	-	-	-	-
Series 25	-	-	-	-	-
Series 26	-	-	-	-	-
Series 27	261,567	196,176	-	-	-
Series 28	-	-	-	-	-
Series 29	-	-	-	-	-
Series 30	-	-	-	-	-
Series 31	-	-	-	-	-
Series 32	-	-	-	-	-
Series 33	-	-	-	-	-
Series 34	-	-	-	-	-
Series 35	-	-	-	-	-
Series 36	-	-	-	-	-
Series 37	-	-	-	-	-
Series 38	-	-	-	-	-
Series 39	-	-	-	-	-
Series 40	-	-	-	-	-
Series 41	-	-	113,304	79,027	-
Series 42	69,160	-	-	12,785	4
Series 43	66,792	-	-	160,616	4
Series 44	1,131,199	848,399	-	-	4
Series 45	17,816	-	-	1,276,381	4
Series 46	-	-	33,774	66,304	4

	$1,546,534	$1,044,575	$147,078	$1,595,113

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012

Series 20	3,865,700	3,866,367
Series 21	1,890,700	1,890,700
Series 22	2,564,400	2,564,400
Series 23	3,336,727	3,336,727
Series 24	2,169,878	2,169,878
Series 25	3,025,609	3,025,942
Series 26	3,995,667	3,995,900
Series 27	2,460,700	2,460,700
Series 28	4,000,238	4,000,571
Series 29	3,991,800	3,991,800
Series 30	2,651,000	2,651,000
Series 31	4,417,857	4,417,857
Series 32	4,753,698	4,754,031
Series 33	2,636,200	2,636,533
Series 34	3,529,319	3,529,319
Series 35	3,300,463	3,300,463
Series 36	2,106,837	2,106,837
Series 37	2,512,500	2,512,500
Series 38	2,543,100	2,543,100
Series 39	2,292,152	2,292,152
Series 40	2,630,256	2,630,256
Series 41	2,891,626	2,891,626
Series 42	2,744,262	2,744,262
Series 43	3,637,987	3,637,987
Series 44	2,701,973	2,701,973
Series 45	4,014,367	4,014,367
Series 46	2,980,998	2,980,998

	83,646,014	83,648,246